ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited)

Shares		June 30, 2021 Fair Value
	Investments in Securities – 110.77%
	Common Stocks – 106.58%
	Argentina – 2.04%
	E-Commerce / Services – 2.04%
163,403	MercadoLibre Inc *	$254,547,559

	Total Argentina (cost $107,254,213)	$254,547,559

	Australia – 0.82%
	Enterprise Software / Services – 0.82%
399,858	Atlassian Corp PLC, Class A *	102,707,526

	Total Australia (cost $83,068,725)	$102,707,526

	Brazil – 0.64%
	Finance - Investment Banker / Broker – 0.64%
1,833,515	XP Inc, Class A *	79,849,578

	Total Brazil (cost $51,817,213)	$79,849,578

	Canada – 1.80%
	Internet Application Software – 1.80%
153,758	Shopify Inc, Class A *	224,637,363

	Total Canada (cost $82,875,574)	$224,637,363

	China – 5.21%
	E-Commerce / Products – 1.92%
354,509	Alibaba Group Holding Ltd ADR *	80,395,551
1,861,227	JD.com Inc ADR *	148,544,527
1,199,824	Yatsen Holding Ltd ADR *	11,242,351

		240,182,429

	E-Commerce / Services – 0.91%
217,140	Kanzhun Ltd *	8,609,601
2,955,979	Trip.com Group Ltd ADR *	104,819,015

		113,428,616

	Enterprise Software / Services – 0.15%
3,720,903	Ming Yuan Cloud Group Holdings Ltd	18,470,716

	Entertainment Software – 0.89%
913,627	Bilibili Inc ADR *	111,316,314

	Medical - Biomedical / Genetics – 0.06%
805,340	Everest Medicines Ltd *	8,011,037

	Retail - Drug Store – 0.39%
3,403,850	JD Health International Inc *	48,783,907

	Schools – 0.51%
7,793,923	New Oriental Education & Technology Group Inc ADR *	63,832,229

	Transport - Services – 0.38%
2,294,515	Full Truck Alliance Co Ltd ADR *	46,762,216

	Total China (cost $471,061,411)	$650,787,464

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		June 30, 2021 Fair Value
	Common Stocks (continued)
	France – 4.77%
	Aerospace / Defense - Equipment – 3.11%
1,587,204	Airbus SE	$204,112,841
1,331,822	Safran SA	184,664,349

		388,777,190

	Apparel Manufacturers – 0.56%
79,515	Kering	69,496,770

	Entertainment Software – 0.13%
227,371	Ubisoft Entertainment SA *	15,919,502

	Textile - Apparel – 0.97%
153,973	LVMH Moet Hennessy Louis Vuitton SE	120,751,119

	Total France (cost $501,364,202)	$594,944,581

	Germany – 1.68%
	Aerospace / Defense – 0.58%
290,240	MTU Aero Engines AG	71,902,464

	Athletic Footwear – 1.10%
368,463	adidas AG	137,161,829

	Total Germany (cost $149,085,245)	$209,064,293

	Hong Kong – 1.95%
	Internet Content - Information / Network – 1.70%
5,131,000	Meituan, Class B *	211,692,526

	Retail - Drug Store – 0.25%
14,176,000	Alibaba Health Information Technology Ltd *	31,433,870

	Total Hong Kong (cost $114,659,072)	$243,126,396

	Israel – 0.26%
	Applications Software – 0.26%
714,295	JFrog Ltd *	32,514,708

	Total Israel (cost $37,791,752)	$32,514,708

	Japan – 2.59%
	Audio / Video Products – 1.41%
1,813,500	Sony Group Corp	176,709,636

	Finance - Other Services – 0.39%
2,182,938	Japan Exchange Group Inc	48,579,664

	Web Portals / ISP – 0.79%
19,593,145	Z Holdings Corp	98,292,307

	Total Japan (cost $183,876,995)	$323,581,607

	Singapore – 1.18%
	E-Commerce / Products – 1.18%
536,345	Sea Ltd ADR *	147,280,337

	Total Singapore (cost $13,662,971)	$147,280,337

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		June 30, 2021 Fair Value
	Common Stocks (continued)
	Taiwan – 1.48%
	Semiconductor Components - Integrated Circuits – 1.48%
1,540,316	Taiwan Semiconductor Manufacturing Co Ltd ADR	$185,084,371

	Total Taiwan (cost $112,514,626)	$185,084,371

	United States – 81.97%
	Aerospace / Defense – 2.25%
1,220,311	Raytheon Technologies Corp	104,104,731
272,178	TransDigm Group Inc * (a)	176,178,098

		280,282,829

	Applications Software – 7.55%
228,399	Confluent Inc, Class A *	10,848,953
416,019	Elastic NV *	60,638,929
1,281,189	Five9 Inc *	234,957,251
1,409,538	Microsoft Corp (a)	381,843,844
102,200	Olo Inc, Class A *	3,821,258
164,260	Procore Technologies Inc *	15,596,487
913,855	PCT Inc *	129,091,157
1,455,878	Smartsheet Inc, Class A *	105,289,097

		942,086,976

	Building Products - Cement / Aggregate – 1.51%
309,117	Martin Marietta Materials Inc (a)	108,750,452
457,477	Vulcan Materials Co (a)	79,633,021

		188,383,473

	Coatings / Paint – 0.70%
320,316	Sherwin-Williams Co	87,270,094

	Commercial Services - Finance – 5.68%
1,187,867	Avalara Inc * (a)	192,196,881
835,573	Global Payments Inc	156,703,360
593,630	PayPal Holdings Inc *	173,031,272
238,262	S&P Global Inc	97,794,638
816,458	TransUnion (a)	89,655,253

		709,381,404

	Commercial Services – 1.61%
170,337	Cintas Corp (a)	65,068,734
1,642,250	CoStar Group Inc * (a)	136,011,145

		201,079,879

	Communications Software – 4.19%
1,743,562	Avaya Holdings Corp *	46,901,818
1,638,196	RingCentral Inc, Class A * (a)	476,026,994

		522,928,812

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		June 30, 2021 Fair Value
	Common Stocks (continued)
	United States (continued)
	Computer Aided Design – 6.90%
312,817	Altair Engineering Inc, Class A *	$21,574,988
182,697	ANSYS Inc *	63,406,821
402,093	Aspen Technology Inc *	55,303,871
267,414	Autodesk Inc *	78,058,147
2,336,257	Cadence Design Systems Inc * (a)	319,646,683
1,173,401	Synopsys Inc *	323,612,262

		861,602,772

	Computer Software – 3.41%
1,307,844	Dynatrace Inc *	76,404,246
725,777	Twilio Inc, Class A *	286,072,262
1,211,760	ZoomInfo Technologies Inc, Class A *	63,217,519

		425,694,027

	Computers – 2.13%
1,942,668	Apple Inc (a)	266,067,809

	E-Commerce / Products – 2.84%
103,177	Amazon.com Inc * (a)	354,945,388

	E-Commerce / Services – 5.66%
946,757	DoorDash Inc, Class A *	168,835,176
1,198,722	Expedia Group Inc *	196,242,779
2,136,470	Lyft Inc, Class A *	129,213,706
465,141	Marqeta Inc, Class A *	13,056,508
182,297	Match Group Inc *	29,395,391
2,588,433	Uber Technologies Inc *	129,732,262
324,642	Zillow Group Inc, Class C *	39,677,745

		706,153,567

	Electronic Components - Semiconductors – 0.14%
210,665	Micron Technology Inc *	17,902,312

	Energy - Alternate Sources – 0.07%
254,260	Stem Inc *	9,155,903

	Enterprise Software / Services – 4.51%
658,300	Alteryx Inc, Class A * (a)	56,626,966
315,969	Ceridian HCM Holding Inc *	30,307,746
743,084	Coupa Software Inc *	194,769,747
1,900,236	Qualtrics International Inc, Class A *	72,684,027
2,392,584	SS&C Technologies Holdings Inc	172,409,603
537,636	UiPath Inc, Class A *	36,521,613

		563,319,702

	Entertainment Software – 1.62%
2,112,704	Activision Blizzard Inc (a)	201,636,470

	Finance - Credit Card – 1.75%
305,787	MasterCard Inc, Class A (a)	111,639,776
457,916	Visa Inc, Class A (a)	107,069,919

		218,709,695

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		June 30, 2021 Fair Value
	Common Stocks (continued)
	United States (continued)
	Finance - Other Services – 1.40%
1,473,888	Intercontinental Exchange Inc (a)	$174,950,506

	Human Resources – 0.30%
199,013	Paylocity Holding Corp * (a)	37,971,680

	Internet Application Software – 0.82%
1,475,311	Anaplan Inc *	78,634,076
96,021	Okta Inc * (a)	23,494,418

		102,128,494

	Internet Content - Entertainment – 5.77%
1,317,764	Facebook Inc, Class A * (a)	458,199,720
207,401	Netflix Inc *	109,551,282
1,930,929	Pinterest Inc, Class A * (a)	152,446,845

		720,197,847

	Medical Information Systems – 0.10%
162,318	Schrodinger Inc *	12,272,864
12,675	Signify Health Inc, Class A *	385,700

		12,658,564

	Medical - Biomedical / Genetics – 4.83%
227,622	4D Molecular Therapeutics Inc *	5,481,138
559,731	Acceleron Pharma Inc * (a)	70,240,643
1,094,664	Akero Therapeutics Inc *	27,158,614
300,027	Alnylam Pharmaceuticals Inc * (a)	50,860,577
464,070	Applied Therapeutics Inc *	9,643,375
713,275	Arena Pharmaceuticals Inc *	48,645,355
382,045	Avidity Biosciences Inc *	9,440,332
501,942	Blueprint Medicines Corp *	44,150,818
1,232,448	Cerevel Therapeutics Holdings Inc *	31,575,318
1,511,807	Certara Inc *	42,829,492
289,157	Deciphera Pharmaceuticals Inc *	10,586,038
456,144	IGM Biosciences Inc *	37,951,181
1,079,035	Karyopharm Therapeutics Inc *	11,135,641
297,349	Keros Therapeutics Inc *	12,628,412
765,871	Mersana Therapeutics Inc *	10,400,528
248,587	Recursion Pharmaceuticals Inc, Class A *	9,073,426
30,060	Sana Biotechnology Inc *	590,980
1,761,017	TG Therapeutics Inc *	68,309,849
259,027	Turning Point Therapeutics Inc *	20,209,287
865,570	Ultragenyx Pharmaceutical Inc * (a)	82,532,100

		603,443,104

	Medical - Drugs – 0.33%
493,457	Allovir Inc *	9,740,841
109,191	Morphic Holding Inc *	6,266,471
459,908	ORIC Pharmaceuticals Inc *	8,135,773
486,132	PMV Pharmaceuticals Inc *	16,606,269

		40,749,354

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		June 30, 2021 Fair Value
	Common Stocks (continued)
	United States (continued)
	REITS - Diversified – 2.60%
578,946	American Tower Corp (a)	$156,396,472
208,981	Equinix Inc (a)	167,728,151

		324,124,623

	Retail - Apparel / Shoes – 1.81%
434,371	Burlington Stores Inc *	139,863,118
696,172	Ross Stores Inc	86,325,328

		226,188,446

	Retail - Building Products – 0.41%
262,089	Lowe’s Cos Inc	50,837,403

	Retail - Discount – 0.38%
219,231	Dollar General Corp	47,439,396

	Retail - Major Department Store – 1.45%
2,677,367	TJX Cos Inc	180,508,083

	Retail - Restaurants – 2.76%
142,176	Chipotle Mexican Grill Inc * (a)	220,421,140
1,074,690	Yum! Brands Inc (a)	123,621,591

		344,042,731

	Semiconductor Components - Integrated Circuits – 1.37%
994,289	Analog Devices Inc (a)	171,176,794

	Semiconductor Equipment – 5.00%
655,551	KLA Corp (a)	212,536,190
263,277	Lam Research Corp (a)	171,314,344
1,791,015	Teradyne Inc (a)	239,924,369

		623,774,903

	Specified Purpose Acquisitions – 0.12%
1,067,890	CM Life Sciences Inc, Class A *	14,961,139

	Total United States (cost $6,385,488,420)	$10,231,754,179

	Uruguay – 0.19%
	Commercial Services - Finance – 0.19%
463,649	Dlocal Ltd *	24,355,484

	Total Uruguay (cost $11,638,648)	$24,355,484

	Total Common Stock (cost $8,306,159,067)	$13,304,235,446

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		June 30, 2021 Fair Value
	Short-Term Securities – 4.19%
	United States – 4.19%
521,999,339	Dreyfus Treasury Obligations Cash Management, Institutional Shares, 0.01% (a) (b)	$521,999,339

	Total United States (cost $521,999,339)	$521,999,339

	Total Short-Term Securities (cost $521,999,339)	$521,999,339

	Total Investments in Securities (cost $8,828,158,406) - 110.77%	$13,826,234,785

	Other Liabilities in Excess of Assets - (10.77%)	(1,343,752,438)

	Net Assets - 100.00%	$12,482,482,347

(a)	Partially or wholly held in a pledged account at the Custodian as collateral for securities sold, not yet purchased.

(b)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2021. $497,433,270 is pledged in a collateral account by the Custodian for Total Return Swap Contracts.

*	Non-income producing security.

ADR	American Depositary Receipt

REITS	Real Estate Investment Trusts

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

Investments in Securities - By Industry	June 30, 2021 Percentage of Net Assets (%)
Aerospace / Defense - Equipment	3.11
Aerospace / Defense	2.83
Apparel Manufacturers	0.56
Applications Software	7.81
Athletic Footwear	1.10
Audio / Video Products	1.41
Building Products - Cement / Aggregate	1.51
Chemicals - Specialty Coatings / Paint	0.70
Commercial Services - Finance	5.87
Commercial Services	1.61
Communications Software	4.19
Computer Aided Design	6.90
Computer Software	3.41
Computers	2.13
E-Commerce / Products	5.94
E-Commerce / Services	8.61
Electronic Components - Semiconductors	0.14
Energy - Alternate Sources	0.07
Enterprise Software / Services	5.48
Entertainment Software	2.64
Finance - Credit Card	1.75
Finance - Investment Banker / Broker	0.64

Investments in Securities - By Industry	June 30, 2021 Percentage of Net Assets (%)
Finance - Other Services	1.79
Human Resources	0.30
Internet Application Software	2.62
Internet Content - Entertainment	5.77
Internet Content - Information / Network	1.70
Medical Information Systems	0.10
Medical - Biomedical / Genetics	4.89
Medical - Drugs	0.33
REITS - Diversified	2.60
Retail - Apparel / Shoes	1.81
Retail - Building Products	0.41
Retail - Discount	0.38
Retail - Drug Store	0.64
Retail - Major Department Store	1.45
Retail - Restaurants	2.76
Schools	0.51
Semiconductor Components - Integrated Circuits	2.85
Semiconductor Equipment	5.00
Short-Term Securities	4.19
Specified Purpose Acquisitions	0.12
Textile - Apparel	0.97
Transport - Services	0.38
Web Portals / ISP	0.79

Total Investments in Securities	110.77%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited)

Notional Amount (USD)	Contracts		June 30, 2021 Fair Value
		Purchased Options – 5.53%
		Equity Options – 5.45%
		Equity Call Options – 4.01%
		Australia – 0.15%
		Enterprise Software / Services – 0.15%
$ 101,476,000	4,412	Atlassian Corp PLC, Class A, 12/17/2021, $230.00	$18,839,240

		Total Australia (cost $11,440,474)	$18,839,240

		Canada – 0.60%
		Internet Application Software – 0.60%
135,240,000	1,288	Shopify Inc, Class A, 9/17/2021, $1,050.00	53,774,000
104,076,000	826	Shopify Inc, Class A, 10/15/2021, $1,260.00	20,922,580

		Total Canada (cost $42,668,057)	$74,696,580

		China – 0.10%
		E-Commerce / Products – 0.10%
55,280,000	6,910	JD.com Inc ADR, 9/17/2021, $80.00	3,696,850
39,278,250	5,819	JD.com Inc ADR, 10/15/2021, $67.50	8,146,600

		Total China (cost $13,323,301)	$11,843,450

		United States – 3.16%
		Advertising Services – 0.06%
137,250,000	18,300	Trade Desk Inc, Class A, 7/16/2021, $75.00	7,869,000

		Airlines – 0.12%
51,443,700	30,261	American Airlines Group Inc, 11/19/2021, $17.00	15,281,805

		Automobile - Cars / Light Trucks – 0.27%
65,872,000	65,872	Ford Motor Co, 1/21/2022, $10.00	33,594,720

		Beverages - Non-alcoholic – 0.00%
26,501,750	4,609	Coca-Cola Co, 9/17/2021, $57.50	207,405

		Commercial Services - Finance – 0.38%
197,920,000	9,896	Square Inc, Class A, 9/17/2021, $200.00	47,797,680

		Communications Software – 0.46%
26,657,000	1,159	RingCentral Inc, Class A, 10/15/2021, $230.00	7,742,120
31,077,000	1,151	RingCentral Inc, Class A, 10/15/2021, $270.00	4,350,780
84,303,000	2,907	Zoom Video Communications Inc, Class A, 9/17/2021, $290.00	29,186,280
39,368,000	1,406	Zoom Video Communications Inc, Class A, 11/19/2021, $280.00	16,070,580

			57,349,760

		Computer Software – 0.08%
51,304,000	2,332	Snowflake Inc, Class A, 12/17/2021, $220.00	9,771,080

		Computers – 0.03%
22,584,000	1,882	Apple Inc, 11/19/2021, $120.00	3,716,950
32,259,500	9,217	HP Inc, 11/19/2021, $35.00	470,067

			4,187,017

		Cruise Lines – 0.06%
29,095,000	11,638	Carnival Corp, 10/15/2021, $25.00	3,956,920
11,682,500	4,673	Carnival Corp, 11/19/2021, $25.00	1,729,010
11,545,000	4,618	Carnival Corp, 1/21/2022, $25.00	2,031,920

			7,717,850

		Data Processing / Management – 0.30%
93,300,000	4,665	DocuSign Inc, 11/19/2021, $200.00	37,576,575

		Diversified Manufacturing Operations – 0.02%
23,947,300	18,421	General Electric Co, 9/17/2021, $13.00	2,026,310

		E-Commerce / Products – 0.15%
156,860,000	506	Amazon.com Inc, 8/20/2021, $3,100.00	18,975,000

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited) (continued)

Notional Amount (USD)	Contracts		June 30, 2021 Fair Value
		Equity Call Options (continued)
		United States (continued)
		E-Commerce / Services – 0.28%
$ 269,395,000	1,253	Booking Holdings Inc, 12/17/2021, $2,150.00	$24,521,210
23,541,000	4,484	Lyft Inc, Class A, 10/15/2021, $52.50	4,753,040
55,308,000	4,609	Zillow Group Inc, Class C, 9/17/2021, $120.00	6,129,970

			35,404,220

		Electronic Components - Semiconductors – 0.03%
64,146,500	11,663	Intel Corp, 8/20/2021, $55.00	3,498,900

		Food - Miscellaneous / Diversified – 0.01%
28,795,000	4,430	General Mills Inc, 7/16/2021, $65.00	22,150
29,958,500	4,609	General Mills Inc, 10/15/2021, $65.00	322,630
31,110,750	4,609	Kellogg Co, 9/17/2021, $67.50	391,765
32,795,000	4,685	Kellogg Co, 9/17/2021, $70.00	163,975

			900,520

		Hotels & Motels – 0.13%
128,018,000	11,638	Hilton Worldwide Holdings Inc, 10/15/2021, $110.00	16,293,200

		Internet Content - Entertainment – 0.42%
29,900,000	1,150	Facebook Inc, Class A, 7/16/2021, $260.00	9,907,250
111,150,000	3,705	Facebook Inc, Class A, 8/20/2021, $300.00	18,765,825
81,405,000	3,015	Facebook Inc, Class A, 10/15/2021, $270.00	24,195,375

			52,868,450

		Multimedia – 0.11%
106,720,000	6,670	Walt Disney Co, 10/15/2021, $160.00	13,006,500

		Web Portals / ISP – 0.25%
173,580,000	789	Alphabet Inc, Class A, 8/20/2021, $2,200.00	20,151,060
73,700,000	335	Alphabet Inc, Class A, 12/17/2021, $2,200.00	10,408,450

			30,559,510

		Total United States (cost $375,232,732)	$394,885,502

		Total Equity Call Options (cost $442,664,564)	$500,264,772

		Equity Put Options – 1.44%
		United States – 1.44%
		Growth & Income - Large Cap – 0.44%
2,196,530,000	62,758	SPDR S&P 500 ETF Trust, 9/17/2021, $350.00	9,288,184
2,527,840,000	68,320	SPDR S&P 500 ETF Trust, 12/17/2021, $370.00	45,706,080

			54,994,264

		Sector Fund - Technology – 1.00%
2,993,148,000	103,212	Invesco QQQ Trust Series 1, 9/17/2021, $290.00	17,546,040
2,206,658,100	72,827	Invesco QQQ Trust Series 1, 12/17/2021, $303.00	47,992,993
1,450,008,000	46,032	Invesco QQQ Trust Series 1, 3/18/2022, $315.00	58,184,448
175,675,000	7,027	VanEck Vectors Semiconductor ETF, 7/16/2021, $250.00	843,239

			124,566,720

		Total United States (cost $510,081,889)	$179,560,984

		Total Equity Put Options (cost $510,081,889)	$179,560,984

		Total Equity Options (cost $952,746,453)	$679,825,756

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited) (continued)

Notional Amount (USD)	Contracts			June 30, 2021 Fair Value
		Currency Put Options – 0.08%
		United States – 0.08%
		Currency – 0.08%	Counterparty
$ 571,520,248	571,520,248	USD / BRL, 12/17/2021, $5.60	Morgan Stanley & Co., Inc.	$9,298,810
114,523,449	114,523,449	USD / BRL, 10/15/2021, $5.85	Merrill Lynch Professional Clearing Corp	550,224
507,951,379	507,951,379	USD / CNH, 12/17/2021, $6.90	Merrill Lynch Professional Clearing Corp	1,010,109
107,594,251	107,594,251	USD / CNH, 8/20/2021, $7.25	Morgan Stanley & Co., Inc.	1,001

		Total United States (cost $29,843,279)		$10,860,144

		Total Currency Put Options (cost $29,843,279)		$10,860,144

		Total Purchased Options (cost $982,589,732)		$690,685,900

	ADR	American Depositary Receipt
	BRL	Brazilian Real
	CNH	Chinese Renminbi Yuan
	ETF	Exchange Traded Fund
	SPDR	Standard & Poor’s Depositary Receipts
	USD	United States Dollar

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited) (concluded)

Purchased Options - By Industry	June 30, 2021 Percentage of Net Assets (%)
Advertising Services	0.06
Airlines	0.12
Automobile - Cars / Light Trucks	0.27
Beverages - Non-alcoholic	0.00
Commercial Services - Finance	0.38
Communications Software	0.46
Computer Software	0.08
Computers	0.03
Cruise Lines	0.06
Currency	0.08
Data Processing / Management	0.30
Diversified Manufacturing Operations	0.02

Purchased Options - By Industry	June 30, 2021 Percentage of Net Assets (%)
E-Commerce / Products	0.25
E-Commerce / Services	0.28
Electronic Components - Semiconductors	0.03
Enterprise Software / Services	0.15
Food - Miscellaneous / Diversified	0.01
Growth & Income - Large Cap	0.44
Hotels & Motels	0.13
Internet Application Software	0.60
Internet Content - Entertainment	0.42
Multimedia	0.11
Sector Fund - Technology	1.00
Web Portals / ISP	0.25

Total Purchased Options	5.53%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

Shares		June 30, 2021 Fair Value
	Securities Sold, Not Yet Purchased – 22.49%
	Common Stocks – 22.49%
	Brazil – 0.16%
	Commercial Services - Finance – 0.16%
297,702	StoneCo Ltd, Class A	$19,963,896

	Total Brazil (proceeds $19,169,025)	$19,963,896

	Canada – 0.53%
	Commercial Banks Non-US – 0.32%
352,900	Canadian Imperial Bank of Commerce	40,214,584

	Investment Management / Advisory Services – 0.00%
2,405	Brookfield Asset Management Reinsurance Partners Ltd, Class A	125,108

	Medical - Drugs – 0.07%
347,208	Canopy Growth Corp	8,397,714

	Private Equity – 0.14%
348,869	Brookfield Asset Management Inc, Class A	17,785,342

	Total Canada (proceeds $46,322,275)	$66,522,748

	China – 0.60%
	Computers – 0.03%
2,820,000	Lenovo Group Ltd	3,242,736

	E-Commerce / Products – 0.19%
188,479	Pinduoduo Inc ADR	23,940,603

	Entertainment Software – 0.04%
307,818	HUYA Inc ADR	5,432,988

	Internet Content - Entertainment – 0.20%
1,002,057	Tencent Music Entertainment Group ADR	15,511,842
182,959	Weibo Corp ADR	9,627,303

		25,139,145

	Metal - Aluminum – 0.01%
6,610,800	China Zhongwang Holdings Ltd	1,540,791

	Web Hosting / Design – 0.13%
445,429	Baozun Inc ADR	15,786,004

	Total China (proceeds $80,393,008)	$75,082,267

	France – 0.31%
	Advertising Services – 0.23%
456,044	Publicis Groupe SA	29,171,970

	REITS - Diversified – 0.08%
375,160	Klepierre SA	9,667,726

	Total France (proceeds $33,657,010)	$38,839,696

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		June 30, 2021 Fair Value
	Common Stocks (continued)
	Germany – 0.95%
	Automobile - Cars / Light Trucks – 0.31%
369,270	Bayerische Motoren Werke AG	$39,110,393

	Enterprise Software / Services – 0.64%
570,905	SAP SE	80,458,987

	Total Germany (proceeds $109,412,845)	$119,569,380

	Hong Kong – 0.43%
	Commercial Banks Non-US – 0.14%
871,700	Hang Seng Bank Ltd	17,409,642

	Electric - Integrated – 0.19%
172,000	CLP Holdings Ltd	1,700,986
3,715,100	Power Assets Holdings Ltd	22,795,253

		24,496,239

	Gas - Distribution – 0.04%
2,872,234	Hong Kong & China Gas Co Ltd	4,460,444

	Real Estate Operations / Development – 0.06%
475,500	Sun Hung Kai Properties Ltd	7,084,266

	Total Hong Kong (proceeds $58,900,673)	$53,450,591

	Israel – 0.46%
	Computer Data Security – 0.46%
489,404	Check Point Software Technologies Ltd	56,834,487

	Total Israel (proceeds $58,154,432)	$56,834,487

	Japan – 0.22%
	Advertising Services – 0.07%
251,000	Dentsu Group Inc	8,989,323

	E-Commerce / Products – 0.11%
1,154,900	Rakuten Group Inc	13,048,424

	Electric - Integrated – 0.01%
97,500	Chubu Electric Power Co Inc	1,192,945

	Gas - Distribution – 0.01%
93,400	Tokyo Gas Co Ltd	1,764,662

	Office Automation & Equipment – 0.02%
118,900	Seiko Epson Corp	2,093,257

	Total Japan (proceeds $24,758,127)	$27,088,611

	United Kingdom – 0.06%
	Diversified Banking Institutions – 0.06%
1,289,729	HSBC Holdings PLC	7,448,553

	Total United Kingdom (proceeds $9,269,284)	$7,448,553

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		June 30, 2021 Fair Value
	Common Stocks (continued)
	United States – 18.77%
	Advertising Agencies – 0.39%
525,071	Interpublic Group of Cos Inc	$17,059,557
403,125	Omnicom Group Inc	32,245,969

		49,305,526

	Advertising Services – 0.43%
699,728	Trade Desk Inc, Class A	54,130,958

	Airlines – 0.41%
2,402,199	American Airlines Group Inc	50,950,641

	Apparel Manufacturers – 0.34%
2,290,345	Hanesbrands Inc	42,760,741

	Applications Software – 0.04%
139,003	Medallia Inc	4,691,351

	Automobile - Cars / Light Trucks – 0.73%
6,124,004	Ford Motor Co	91,002,699

	Beverages - Non-alcoholic – 0.13%
304,186	Coca-Cola Co	16,459,504

	Broadcast Services / Programs – 0.13%
430,207	Fox Corp, Class A	15,973,586

	Cable / Satellite TV – 0.07%
9,246	Charter Communications Inc, Class A	6,670,527
232,580	Sirius XM Holdings Inc	1,521,073

		8,191,600

	Commercial Services - Finance – 0.18%
944,913	H&R Block Inc	22,186,557

	Commercial Services – 0.04%
188,480	Nielsen Holdings PLC	4,649,802

	Computer Data Security – 0.41%
431,326	Qualys Inc	43,430,215
83,798	Rapid7 Inc	7,929,805

		51,360,020

	Computer Software – 1.15%
141,359	Dropbox Inc, Class A	4,284,591
724,481	Fastly Inc, Class A	43,179,068
256,425	Snowflake Inc, Class A	62,003,565
752,916	SolarWinds Corp	12,716,751
427,658	Teradata Corp	21,370,070

		143,554,045

	Computers – 0.29%
277,374	Hewlett Packard Enterprise Co	4,044,113
1,047,260	HP Inc	31,616,779

		35,660,892

	Consumer Products - Miscellaneous – 0.49%
460,887	Kimberly-Clark Corp	61,657,463

	Cruise Lines – 0.27%
1,285,877	Carnival Corp	33,895,718

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		June 30, 2021 Fair Value
	Common Stocks (continued)
	United States (continued)
	Diversified Manufacturing Operations – 0.14%
1,291,680	General Electric Co	$17,386,013

	E-Commerce / Products – 0.29%
115,652	Wayfair Inc, Class A	36,512,493

	E-Commerce / Services – 0.07%
233,436	Cargurus Inc	6,123,026
74,702	TripAdvisor Inc	3,010,491

		9,133,517

	Electric - Distribution – 0.23%
405,230	Consolidated Edison Inc	29,063,096

	Electric - Integrated – 0.42%
288,636	Duke Energy Corp	28,494,146
391,754	Southern Co	23,705,035

		52,199,181

	Electronic Components - Semiconductors – 1.14%
2,055,711	Intel Corp	115,407,616
140,417	Texas Instruments Inc	27,002,189

		142,409,805

	Enterprise Software / Services – 0.70%
289,196	New Relic Inc	19,367,456
279,892	Oracle Corp	21,786,793
191,728	Workday Inc, Class A	45,773,143

		86,927,392

	Finance - Credit Card – 0.27%
1,462,030	Western Union Co	33,582,829

	Food - Miscellaneous / Diversified – 1.07%
796,323	Campbell Soup Co	36,304,366
742,208	General Mills Inc	45,222,733
803,273	Kellogg Co	51,674,552

		133,201,651

	Footwear & Related Apparel – 0.03%
98,241	Wolverine World Wide Inc	3,304,827

	Health & Biotechnology – 0.66%
212,039	iShares Biotechnology ETF	34,700,182
353,400	SPDR S&P Biotech ETF	47,850,360

		82,550,542

	Human Resources – 0.18%
252,189	Robert Half International Inc	22,437,255

	Internet Application Software – 0.11%
93,296	Zendesk Inc	13,466,345

	Internet Content - Entertainment – 0.36%
651,918	Twitter Inc	44,858,478

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		June 30, 2021 Fair Value
	Common Stocks (continued)
	United States (continued)
	Investment Management / Advisory Services – 0.90%
1,111,936	Franklin Resources Inc	$35,570,833
262,566	Invesco Ltd	7,018,389
349,489	T Rowe Price Group Inc	69,188,337

		111,777,559

	Medical - Biomedical / Genetics – 0.35%
178,344	Amgen Inc	43,471,350

	Motorcycle / Motor Scooter – 0.09%
247,742	Harley-Davidson Inc	11,351,538

	Real Estate Management / Services – 0.13%
890,946	Realogy Holdings Corp	16,233,036

	Real Estate Operations / Development – 0.03%
183,767	Brookfield Property Partners LP	3,482,385

	REITS - Apartments – 0.64%
209,041	AvalonBay Communities Inc	43,624,766
476,956	Equity Residential	36,725,612

		80,350,378

	REITS - Health Care – 0.57%
557,647	Ventas Inc	31,841,644
475,731	Welltower Inc	39,533,246

		71,374,890

	REITS - Office Property – 1.45%
111,993	Boston Properties Inc	12,833,278
666,816	Brandywine Realty Trust	9,142,047
894,040	Douglas Emmett Inc	30,057,625
585,921	Hudson Pacific Properties Inc	16,300,322
477,717	Kilroy Realty Corp	33,268,212
356,398	Mack-Cali Realty Corp	6,112,226
340,548	SL Green Realty Corp	27,243,840
974,910	Vornado Realty Trust	45,499,050

		180,456,600

	REITS - Regional Malls – 0.04%
43,952	Simon Property Group Inc	5,734,857

	REITS - Shopping Centers – 0.73%
306,278	Brixmor Property Group Inc	7,010,703
243,277	Federal Realty Investment Trust	28,504,766
1,249,593	Kimco Realty Corp	26,054,014
336,465	Regency Centers Corp	21,557,313
421,722	Urban Edge Properties	8,054,890

		91,181,686

	Retail - Apparel / Shoes – 0.16%
354,437	Chico’s FAS Inc	2,332,195
540,436	Gap Inc	18,185,671

		20,517,866

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		June 30, 2021 Fair Value
	Common Stocks (continued)
	United States (continued)
	Retail - Bedding – 0.03%
125,211	Bed Bath & Beyond Inc	$4,168,274

	Retail - Home Furnishings – 0.02%
57,359	La-Z-Boy Inc	2,124,577

	Retail - Major Department Store – 0.33%
1,113,202	Nordstrom Inc	40,709,797

	Retail - Miscellaneous / Diversified – 0.20%
1,103,420	Sally Beauty Holdings Inc	24,352,479

	Retail - Regional Department Store – 0.56%
922,649	Kohl’s Corp	50,847,186
1,042,351	Macy’s Inc	19,762,975

		70,610,161

	Sector Fund - Energy – 0.06%
140,537	Energy Select Sector SPDR Fund	7,570,728

	Sector Fund - Technology – 0.46%
148,428	iShares Expanded Tech-Software Sector ETF	57,892,857

	Telephone - Integrated – 0.85%
1,885,517	AT&T Inc	54,265,179
921,773	Verizon Communications Inc	51,646,943

		105,912,122

	Total United States (proceeds $2,121,176,543)	$2,342,737,667

	Total Common Stocks (proceeds $2,561,213,222)	$2,807,537,896

	Total Securities Sold, Not Yet Purchased (proceeds $2,561,213,222)	$2,807,537,896

ADR	American Depositary Receipt
ETF	Exchange Traded Funds
REITS	Real Estate Investment Trusts
SPDR	Standard & Poor’s Depositary Receipts

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (concluded)

Securities Sold, Not Yet Purchased - By Industry	June 30, 2021 Percentage of Net Assets (%)
Advertising Agencies	0.39
Advertising Services	0.73
Airlines	0.41
Apparel Manufacturers	0.34
Applications Software	0.04
Automobile - Cars / Light Trucks	1.04
Beverages - Non-alcoholic	0.13
Broadcast Services / Programs	0.13
Cable / Satellite TV	0.07
Commercial Banks Non-US	0.46
Commercial Services - Finance	0.34
Commercial Services	0.04
Computer Data Security	0.87
Computer Software	1.15
Computers	0.32
Consumer Products - Miscellaneous	0.49
Cruise Lines	0.27
Diversified Banking Institutions	0.06
Diversified Manufacturing Operations	0.14
E-Commerce / Products	0.59
E-Commerce / Services	0.07
Electric - Distribution	0.23
Electric - Integrated	0.62
Electronic Components - Semiconductors	1.14
Enterprise Software / Services	1.34
Entertainment Software	0.04
Finance - Credit Card	0.27
Food - Miscellaneous / Diversified	1.07
Footwear & Related Apparel	0.03
Gas - Distribution	0.05

Securities Sold, Not Yet Purchased - By Industry	June 30, 2021 Percentage of Net Assets (%)
Health & Biotechnology	0.66
Human Resources	0.18
Internet Application Software	0.11
Internet Content - Entertainment	0.56
Investment Management / Advisory Services	0.90
Medical - Biomedical / Genetics	0.35
Medical - Drugs	0.07
Metal - Aluminum	0.01
Motorcycle / Motor Scooter	0.09
Office Automation & Equipment	0.02
Private Equity	0.14
Real Estate Management / Services	0.13
Real Estate Operations / Development	0.09
REITS - Apartments	0.64
REITS - Diversified	0.08
REITS - Health Care	0.57
REITS - Office Property	1.45
REITS - Regional Malls	0.04
REITS - Shopping Centers	0.73
Retail - Apparel / Shoes	0.16
Retail - Bedding	0.03
Retail - Home Furnishings	0.02
Retail - Major Department Store	0.33
Retail - Miscellaneous / Diversified	0.20
Retail - Regional Department Store	0.56
Sector Fund - Energy	0.06
Sector Fund - Technology	0.46
Telephone - Integrated	0.85
Web Hosting Design	0.13

Total Securities Sold, Not Yet Purchased	22.49%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF WRITTEN OPTIONS (Unaudited)

Notional Amount (USD)	Contracts		June 30, 2021 Fair Value
		Written Options – 0.80%
		Equity Options – 0.80%
		Equity Call Options – 0.80%
		United States – 0.80%
		Sector Fund - Technology – 0.80%
$ 392,352,000	11,712	iShares Expanded Tech-Software Sector ETF, 8/20/2021, $335.00	$66,172,800
102,322,000	4,651	VanEck Vectors Semiconductor ETF, 8/20/2021, $220.00	19,650,475
109,674,500	4,667	VanEck Vectors Semiconductor ETF, 8/20/2021, $235.00	13,604,305

		Total United States (premiums received $43,415,216)	$99,427,580

		Total Equity Call Options (premiums received $43,415,216)	$99,427,580

		Total Equity Options (premiums received $43,415,216)	$99,427,580

		Total Written Options (premiums received $43,415,216)	$99,427,580

	ETF	Exchange Traded Fund

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF WRITTEN OPTIONS (Unaudited) (concluded)

Written Options - By Industry	June 30, 2021 Percentage of Net Assets (%)
Sector Fund - Technology	0.80

Total Written Options	0.80%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited)

Notional Amount (USD)	Maturity Date*		June 30, 2021 Unrealized Appreciation / Depreciation***

	Swap Contracts – 2.74%
	Total Return Swap Contracts - Appreciation – 3.59%
	Brazil – 0.75%
	Commercial Services - Finance – 0.05%
$ (10,058,748)	1/31/2022	Cielo SA	$6,421,267

		Agreement with Morgan Stanley, dated 01/30/2019 to deliver the total return of the shares of Cielo SA in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 2.00%**.
	Finance - Other Services – 0.05%
100,316,892	1/31/2022	B3 SA - Brasil Bolsa Balcao	6,266,739

Agreement with Morgan Stanley, dated 01/30/2019 to receive the total return of the shares of B3 SA - Brasil Bolsa Balcao in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.00%**.

	Retail - Discount – 0.65%
101,214,910	1/31/2022	Magazine Luiza SA	80,610,362

Agreement with Morgan Stanley, dated 01/30/2019 to receive the total return of the shares of Magazine Luiza SA in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.00%**.

	Total Brazil		$93,298,368

	China – 0.01%
	Applications Software – 0.01%
104,996,334	7/11/2022	Glodon Co Ltd, Class A	1,085,031

Agreement with Morgan Stanley, dated 07/10/2020 to receive the total return of the shares of Glodon Co Ltd, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.25%**.

	Total China		$1,085,031

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		June 30, 2021 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Appreciation (continued)
	Denmark – 0.00%
	Medical - Biomedical / Genetics – 0.00%
$ 1,717,845	2/26/2024	Genmab A/S	$88,003

		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Genmab A/S in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.

	Total Denmark		$88,003

	Japan – 0.02%
	Electric - Integrated – 0.02%
(20,826,937)	3/4/2024	Tokyo Electric Power Co Holdings Inc.	2,313,829

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Tokyo Electric Power Co Holdings Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Gas - Distribution – 0.00%
(2,709,150)	3/4/2024	Osaka Gas Co Ltd	73,165

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Osaka Gas Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Office Automation & Equipment – 0.00%
(5,772,844)	3/4/2024	Konica Minolta Inc	182,661

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Konica Minolta Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Photo Equipment & Supplies – 0.00%
(3,232,932)	3/4/2024	Nikon Corp	101,674

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Nikon Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Total Japan		$2,671,329

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		June 30, 2021 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Appreciation (continued)
	Spain – 0.42%
	Building - Heavy Construction – 0.42%
$ 60,227,396	2/26/2024	Cellnex Telecom SA	$52,247,714

Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Cellnex Telecom SA in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.

	Food - Retail – 0.00%
(419,840)	2/26/2024	Distribuidora Internacional de Alimentacion SA	308,317

Agreement with Morgan Stanley, dated 03/03/2014 to deliver the total return of the shares of Distribuidora Internacional de Alimentacion SA in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 18.44%**.

	Total Spain		$52,556,031

	United Kingdom – 0.05%
	Food - Retail – 0.05%
(12,200,475)	12/11/2023	Marks & Spencer Group PLC	6,490,331

Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Marks & Spencer Group PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.

	Total United Kingdom		$6,490,331

	United States – 2.34%
	Private Equity – 0.54%
59,785,566	3/4/2024	Carlyle Group Inc	67,879,110

Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Carlyle Group Inc in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%**.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		June 30, 2021 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Appreciation (continued)
	United States (continued)
	Web Portals / ISP – 1.80%
$ 113,291,281	3/4/2024	Alphabet Inc, Class A	$224,914,444

Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Alphabet Inc, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%**.

	Total United States		$292,793,554

	Total Return Swap Contracts - Appreciation ****		$448,982,647

	Total Return Swap Contracts - Depreciation – 0.85%
	Australia – 0.27%
	Commercial Banks Non-US – 0.27%
(30,668,260)	12/23/2024	Australia & New Zealand Banking Group Ltd	7,367,900

Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Australia & New Zealand Banking Group Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

(22,723,547)	12/23/2024	Bank of Queensland Ltd	1,653,521

Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Bank of Queensland Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

(25,804,150)	12/23/2024	Commonwealth Bank of Australia	15,487,710

Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Commonwealth Bank of Australia in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

(35,695,517)	12/23/2024	Westpac Banking Corp	9,094,701

Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Westpac Banking Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less
0.40%**.

	Total Australia		$33,603,832

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		June 30, 2021 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Depreciation (continued)
	China – 0.09%
	Computer Services – 0.09%
$ 80,692,046	7/11/2022	Sangfor Technologies Inc, Class A	$10,979,047

Agreement with Morgan Stanley, dated 07/10/2020 to receive the total return of the shares of Sangfor Technologies Inc, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.25%**.

	Total China		$10,979,047

	Japan – 0.25%
	Electric Products - Miscellaneous – 0.00%
(8,009,928)	3/4/2024	Casio Computer Co Ltd	389,522

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Casio Computer Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Office Automation & Equipment – 0.01%
(17,585,194)	3/4/2024	Canon Inc	362,828

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Canon Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

(4,711,190)	3/4/2024	Ricoh Co Ltd	521,367

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Ricoh Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

			884,195

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		June 30, 2021 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Depreciation (continued)
	Japan (continued)
	Semiconductor Equipment – 0.24%
$ (50,588,240)	3/4/2024	Advantest Corp	$3,593,775

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Advantest Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

(88,576,460)	3/4/2024	Tokyo Electron Ltd	26,270,794

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Tokyo Electron Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

			29,864,569

	Total Japan		$31,138,286

	Netherlands – 0.03%
	Commercial Services - Finance – 0.03%
(16,415,954)	2/26/2024	Adyen NV	4,320,592

		Agreement with Morgan Stanley, dated 03/03/2014 to deliver the total return of the shares of Adyen NV in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.35%**.

	Total Netherlands		$4,320,592

	Switzerland – 0.02%
	Enterprise Software / Services – 0.02%
(20,712,220)	12/11/2023	Temenos AG	2,641,145

Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Temenos AG in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.35%**.

	Total Switzerland		$2,641,145

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		June 30, 2021 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Depreciation (continued)
	Taiwan – 0.15%
	Computers - Peripheral Equipment – 0.06%
$ (11,086,744)	3/4/2024	Innolux Display Corp	$8,184,331

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Innolux Display Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 16.00%**.

	Electronic Components - Miscellaneous – 0.09%
(9,928,363)	3/4/2024	AU Optronics Corp	11,016,963

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of AU Optronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 12.00%**.

	Total Taiwan		$19,201,294

	United Kingdom – 0.04%
	Commercial Banks Non-US – 0.00%
(606,921)	12/11/2023	Standard Chartered PLC	321,811

Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Standard Chartered PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.

	Diversified Banking Institutions – 0.02%
(22,920,842)	12/11/2023	HSBC Holdings PLC	2,116,435

Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of HSBC Holdings PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		June 30, 2021 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Depreciation (continued)
	United Kingdom (continued)
	Retail - Apparel / Shoes – 0.02%
$ (4,646,914)	12/11/2023	Next PLC	$2,079,013

		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Next PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.

	Total United Kingdom		$4,517,259

	Total Return Swap Contracts - Depreciation *****		$106,401,455

	Total Swap Contracts, net		$342,581,192

*	Per the terms of the executed swap agreement, no periodic payments are made. A single payment is made upon the maturity of the Total Return Swap Contracts.
**	The financing rate is made up of the Daily Fed Funds Effective Rate plus a variable rate. The Daily Fed Funds Effective Rate is the weighted average interest rate at which depository institutions (banks and credit unions) trade federal funds (balances held at Federal Reserve Banks) with each other overnight. The variable rate indicated is as of June 30, 2021.
***	The value of the Total Return Swap Contracts is the same as the unrealized appreciation/depreciation. For this reason the value has not been broken out separately. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts transactions.
****	Includes all Total Return Swap Contracts in an appreciated position. The unrealized appreciation of these contracts is included as part of Unrealized appreciation on total return swap contracts in the Statement of Assets and Liabilities.
*****	Includes all Total Return Swap Contracts in a depreciated position. The unrealized depreciation amounts of these contracts is included as part of Unrealized depreciation on total return swap contracts in the Statement of Assets and Liabilities.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

Swap Contracts - By Industry	June 30, 2021 Percentage of Net Assets (%)
Applications Software	0.01
Building - Heavy Construction	0.42
Commercial Banks Non-U.S.	(0.27)
Commercial Services - Finance	0.02
Computer Services	(0.09)
Computers - Peripheral Equipment	(0.06)
Diversified Banking Institutions	(0.02)
Electric Products - Miscellaneous	0.00
Electric - Integrated	0.02
Electronic Components - Miscellaneous	(0.09)
Enterprise Software / Services	(0.02)

Swap Contracts - By Industry	June 30, 2021 Percentage of Net Assets (%)
Finance - Other Services	0.05
Food - Retail	0.05
Gas - Distribution	0.00
Medical - Biomedical / Genetics	0.00
Office Automation & Equipment	(0.01)
Photo Equipment & Supplies	0.00
Private Equity	0.54
Retail - Apparel / Shoes	(0.02)
Retail - Discount	0.65
Semiconductor Equipment	(0.24)
Web Portals / ISP	1.80

Total Swap Contracts	2.74%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—JUNE 30, 2021 (Unaudited)

1.	Fair Value Measurement

ACAP Strategic Fund (the “Fund”) follows ASC Topic 820, Fair Value Measurements and Disclosures (“ASC Topic 820”) for fair value measurement. ASC Topic 820 establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. ASC Topic 820 establishes three levels of inputs that may be used to measure fair value. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Over-the-counter financial derivative instruments, such as forward contracts and total return swaps, derive their values from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These derivative contracts, which use valuation techniques and observable inputs as described above and in further detail below and have an appropriate level of market activity, are categorized within Level 2 of the fair value hierarchy.

The Fund recognizes transfers into and out of levels indicated above at the end of the reporting period. There were no such transfers during the nine months ended June 30, 2021.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Additional information on the investments can be found in the Schedule of Investments, the Schedule of Purchased Options, the Schedule of Securities Sold, Not Yet Purchased, the Schedule of Written Options and the Schedule of Swap Contracts.

The following table summarizes the fair value of assets and liabilities by the ASC 820 fair value hierarchy levels as of June 30, 2021.

	Level 1	Level 2	Level 3	Balance June 30, 2021
Assets
Investment Securities
Common Stocks	$13,304,235,446	$-	$-	$13,304,235,446
Short-Term Securities	521,999,339	-	-	521,999,339
Purchased Options	679,825,756	10,860,144	-	690,685,900
Unrealized Appreciation on
Total Return Swap Contracts	-	448,982,647	-	448,982,647

Total Assets	$14,506,060,541	$459,842,791	$-	$14,965,903,332

Liabilities
Securities Sold, Not Yet Purchased
Common Stocks	$2,807,537,896	$-	$-	$2,807,537,896
Written Options	99,427,580	-	-	99,427,580
Unrealized Depreciation on
Total Return Swap Contracts	-	106,401,455	-	106,401,455

Total Liabilities	$2,906,965,476	$106,401,455	$-	$3,013,366,931

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—JUNE 30, 2021 (Unaudited) (continued)

2.	Portfolio Valuation

The value of the net assets of the Fund is determined on each business day as of the close of regular business of the New York Stock Exchange in accordance with the procedures set forth below or as may be determined from time to time pursuant to policies established by the Fund’s Board of Trustees (the “Board”).

Domestic and foreign exchange-traded equity securities (including listed warrants) traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their official closing price as reported on their primary exchange.

Domestic non-exchange traded equity securities are valued at their last reported price.

Total return swaps on equity securities are generally valued based upon the price for the reference asset, as determined in the manner specified above, as well as dividends on the reference equity security and accrued swap interest since the day of opening the position.

Fixed income, including convertible bonds, is generally valued using an evaluated bid price provided by an independent pricing agent. Evaluated bid prices provided by the pricing agent may be determined without exclusive reliance on quoted bid prices and may reflect factors such as relative credit information, observed market movements, sector news, maturity, reported trade frequencies and other market data. Money market instruments with a remaining maturity of 60 days or less may be valued at amortized cost (purchase price or last valuation, as applicable, adjusted for accretion of discount or amortization of premium) unless SilverBay Capital Management, LLC, investment adviser of the Fund (the “Adviser”) believes another valuation is more appropriate.

Options traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their last reported bid price as reported on such exchange(s). Non-exchange traded options and currency options are valued using a combination of observable inputs and models.

Forward contracts are traded on the over-the-counter market. Forward contracts are valued using observable inputs, such as currency exchange rates or commodity prices, applied to notional amounts stated in the applicable contracts.

When market quotations are not readily available, if a market quotation is “stale”, or when the valuation methods mentioned above are not reflective of the fair value of an asset or a liability, fair value will be determined in good faith based on observable and unobservable inputs relevant to the valuation of the asset under the oversight of the Board (“Fair Value Determination”).

The Adviser monitors the continuing appropriateness of the valuation methodology being used for each security and other investment.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before the Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Fund or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be subject to Fair Value Determination taking into account the aforementioned factors, in good faith pursuant to procedures adopted by the Board. For the nine months ended June 30, 2021, no portfolio securities or liabilities were subject to Fair Value Determination.

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks

a.	Total Return Swaps

The Adviser may use total return swaps to pursue the Fund’s investment objective of maximum capital appreciation. The Adviser may also use these swaps for hedging purposes. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated notional amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps, total return swaps or equity swaps, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund’s investment exposure to the particular interest rate, currency, commodity or equity involved.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return of other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security index or market.

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—JUNE 30, 2021 (Unaudited) (continued)

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

a.	Total Return Swaps (continued)

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss generally consists of the net amount of payments that the Fund contractually is entitled to receive and/or the termination value at the end of the contract, which may be different than the amounts recorded on the Statement of Assets and Liabilities. Total return swaps are non-income producing instruments.

The Fund’s total return swap contract counterparty is Morgan Stanley & Co., Inc.

At June 30, 2021, the net amount of the fair value of the above-mentioned investments was $324,581,192.

b.	Call and Put Options on Individual Securities

The Fund may purchase call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. A covered put option written by the Fund is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books or with the Fund’s custodian to fulfill the obligation undertaken.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would ordinarily make a similar “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased, although the Fund would be entitled to exercise the option should it deem it advantageous to do so. The Fund may also invest in so-called “synthetic” options or other derivative instruments written by broker-dealers.

Options transactions may be effected on securities exchanges or in the over-the-counter market. Over-the-counter options purchased and sold by the Fund may also include options on baskets of specific securities. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund may buy and sell call and put options, including options on currencies. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund’s losses are potentially unlimited. Options may be traded over-the-counter or on a securities exchange. These transactions involve risks consisting of counterparty credit risk and leverage risk.

At June 30, 2021, the fair value of the above-mentioned investments was $580,398,176.

c.	Foreign Currency Transactions

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—JUNE 30, 2021 (Unaudited) (continued)

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

c.	Foreign Currency Transactions (continued)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

The Fund may enter into forward contracts for hedging and non-hedging purposes to pursue its investment objective. These contracts represent obligations to purchase or to sell a specified amount of currency at a future date and at a specified price agreed to by the parties at the time they enter into the contracts and allow the Fund to “lock in” the US dollar prices of securities. However, there may be an imperfect correlation between the securities being purchased or sold and the forward contracts entered into, and there is a risk that a counterparty will be unable or unwilling to fulfill its obligations under the forward contract.

At June 30, 2021, the Fund held no positions of the above-mentioned investments.

The Fund may also seek to hedge against the decline in the value of a currency or, to the extent applicable, to enhance returns, through the use of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or over-the-counter markets. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

At June 30, 2021, the fair value of the currency options was $10,860,144.

4.	Federal Income Tax Information

During the year ended September 30, 2020, taxable gain differs from net increase in net assets resulting from operations primarily due to: (1) unrealized gain/(loss) from investment activities and foreign currency transactions, as investment gains and losses are not included in taxable income until they are realized; (2) deferred wash sales losses and loss deferrals on unsettled short positions; (3) net deferral of qualified late year losses; (4) deferred straddle losses; and (5) net operating losses.

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short- term and/or long-term losses. As of September 30, 2020, the Fund had no capital loss carryovers available to offset possible future capital gains. Under federal tax law, capital loss realized after October 31, 2019 and certain ordinary losses realized after December 31, 2019 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended September 30, 2020, the Fund incurred and elected to defer qualified late-year ordinary loss of $660,953,593.

As of September 30, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income:	$—
Undistributed long-term capital gains:	431,161,723
Accumulated realized capital and other losses:	(660,953,593)
Net unrealized appreciation/depreciation:	4,107,025,350

Total	$3,877,233,480

As of June 30, 2021, the estimated aggregate unrealized appreciation and the aggregate cost of investment securities for tax purposes, including securities sold, not yet purchased, options, forward contracts and swap contracts were as follows:

Excess of value over tax cost (gross appreciation)	$4,998,076,379
Excess of tax cost over value (gross depreciation)	(456,454,059)

Net unrealized appreciation	$4,541,622,320

5.	Subsequent Events

The Fund has determined that no material events or transactions occurred subsequent to June 30, 2021 that would require recognition or disclosure in the Fund’s “Schedule of Investments.”